Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 23,831	$ 22,978	$ 70,348	$ 68,709
Ireland
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	8,556	6,990	24,748	21,906
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	4,016	3,560	11,503	10,612
U.S.
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	7,406	6,563	22,246	23,743
Rest of World
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 3,853	$ 5,865	$ 11,851	$ 12,448